FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 45,530	$ 46,794
Accumulated depreciation	(35,463)	(36,724)
Depreciated costs	10,067	10,070	$ 10,108
Depreciation expense	1,731	1,813	$ 1,827
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	35,604	36,735
Accumulated depreciation	(27,489)	(28,896)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,525	8,542
Accumulated depreciation	(6,695)	(6,469)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	45	45
Accumulated depreciation	(35)	(33)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,356	1,472
Accumulated depreciation	$ (1,244)	$ (1,326)